UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2013

MFS® MULTIMARKET INCOME TRUST

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 113.2%
Aerospace - 1.3%
Bombardier, Inc., 4.25%, 2016 (z)		$236,000	$243,080
Bombardier, Inc., 7.5%, 2018 (n)		1,285,000	1,445,625
Bombardier, Inc., 7.75%, 2020 (n)		680,000	770,100
CPI International, Inc., 8%, 2018		985,000	985,000
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	504,000	605,634
Huntington Ingalls Industries, Inc., 7.125%, 2021		$1,600,000	1,760,000
Kratos Defense & Security Solutions, Inc., 10%, 2017		1,670,000	1,832,825

			$7,642,264
Agricultural Products - 0.0%
Corporacion Azucarera del Peru S.A., 6.375%, 2022 (n)		$119,000	$127,925

Airlines - 0.1%
Continental Airlines, Inc., 7.25%, 2021		$170,933	$198,282
Emirates Airlines, 4.5%, 2025 (z)		458,000	457,730

			$656,012
Apparel Manufacturers - 0.7%
Hanesbrands, Inc., 6.375%, 2020		$845,000	$914,713
Jones Group, Inc., 6.875%, 2019		1,215,000	1,268,156
PVH Corp., 7.375%, 2020		1,185,000	1,340,531
PVH Corp., 4.5%, 2022		720,000	716,400

			$4,239,800
Asset-Backed & Securitized - 4.0%
Banc of America Commercial Mortgage, Inc., FRN, 5.739%, 2051		$2,000,000	$2,330,676
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041		438,551	447,325
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.803%, 2040 (z)		2,597,433	1,637,352
Citigroup Commercial Mortgage Trust, FRN, 5.701%, 2049		390,311	75,330
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049		1,160,000	1,247,367
Crest Ltd., CDO, 7%, 2040 (a)(p)		2,420,519	121,026
Falcon Franchise Loan LLC, FRN, 8.026%, 2025 (i)(z)		1,051,975	165,370
First Union National Bank Commercial Mortgage Trust, FRN, 1.589%, 2043 (i)(z)		740,948	977
First Union-Lehman Brothers Bank of America, FRN, 0.546%, 2035 (i)		10,074,669	166,837
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		1,512,492	1,520,054
GMAC LLC, FRN, 6.02%, 2033 (z)		894,117	909,555
GMAC LLC, FRN, 7.718%, 2034 (d)(n)(q)		1,853,000	1,337,681
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045		1,590,000	1,809,765
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.812%, 2049		2,000,000	2,306,164
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.001%, 2051		270,000	78,732
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043		1,562,214	1,755,309
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.871%, 2045		1,590,000	1,817,648
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.218%, 2030 (i)		1,694,617	31,127
Morgan Stanley Capital I, Inc., FRN, 1.384%, 2039 (i)(z)		4,392,883	85,661
Multi Security Asset Trust, “A3”, CDO, 5%, 2035 (z)		1,211,270	1,217,326
Prudential Securities Secured Financing Corp., FRN, 7.205%, 2013 (z)		2,410,747	2,414,530
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.924%, 2051		1,000,000	1,157,092
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042		1,375,626	1,499,097

			$24,132,001

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - 2.8%
Accuride Corp., 9.5%, 2018	$1,115,000	$1,101,063
Allison Transmission, Inc., 7.125%, 2019 (n)	1,500,000	1,627,500
Automotores Gildemeister S.A., 8.25%, 2021 (n)	474,000	526,140
Continental Rubber of America Corp., 4.5%, 2019 (n)	275,000	281,875
Ford Motor Credit Co. LLC, 8%, 2014	620,000	672,459
Ford Motor Credit Co. LLC, 12%, 2015	4,700,000	5,734,000
Ford Motor Credit Co. LLC, 8.125%, 2020	405,000	510,034
General Motors Financial Co., Inc., 4.75%, 2017 (n)	620,000	647,953
General Motors Financial Co., Inc., 6.75%, 2018	815,000	943,363
Goodyear Tire & Rubber Co., 8.25%, 2020	235,000	257,913
Goodyear Tire & Rubber Co., 7%, 2022	420,000	450,450
Hyundai Capital America, 4%, 2017 (n)	256,000	274,734
Jaguar Land Rover PLC, 7.75%, 2018 (n)	390,000	428,025
Jaguar Land Rover PLC, 8.125%, 2021 (n)	1,770,000	1,986,825
Jaguar Land Rover PLC, 5.625%, 2023 (z)	470,000	479,400
Lear Corp., 8.125%, 2020	545,000	609,038
Lear Corp., 4.75%, 2023 (z)	290,000	288,550

		$16,819,322
Broadcasting - 3.7%
Allbritton Communications Co., 8%, 2018	$480,000	$519,600
AMC Networks, Inc., 7.75%, 2021	934,000	1,067,095
Clear Channel Communications, Inc., 9%, 2021	1,001,000	930,930
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)	245,000	258,475
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)	750,000	798,750
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	55,000	56,925
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 2020	1,465,000	1,530,925
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	322,000	350,175
Hughes Network Systems LLC, 7.625%, 2021	650,000	744,250
IAC/InterActiveCorp, 4.75%, 2022 (n)	160,000	158,800
Inmarsat Finance PLC, 7.375%, 2017 (n)	835,000	897,625
Intelsat Bermuda Ltd., 11.25%, 2017	1,690,000	1,791,400
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	2,480,000	2,628,800
Intelsat Jackson Holdings Ltd., 6.625%, 2022 (n)	795,000	807,919
Liberty Media Corp., 8.5%, 2029	1,280,000	1,427,200
Liberty Media Corp., 8.25%, 2030	50,000	55,250
Local TV Finance LLC, 9.25%, 2015 (p)(z)	850,561	856,940
Netflix, Inc., 5.375%, 2021 (z)	500,000	497,500
Nexstar Broadcasting Group, Inc., 8.875%, 2017	410,000	452,025
Nexstar Broadcasting Group, Inc., 6.875%, 2020 (n)	165,000	172,013
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	570,000	622,725
Sinclair Broadcast Group, Inc., 8.375%, 2018	175,000	194,688
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	1,010,000	1,143,825
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	1,195,000	1,326,450
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	180,000	183,150
Univision Communications, Inc., 6.875%, 2019 (n)	1,035,000	1,086,750
Univision Communications, Inc., 7.875%, 2020 (n)	745,000	806,463
Univision Communications, Inc., 8.5%, 2021 (n)	685,000	729,525
WPP Finance, 3.625%, 2022	145,000	144,183

		$22,240,356
Brokerage & Asset Managers - 0.3%
E*TRADE Financial Corp., 6.375%, 2019	$1,530,000	$1,587,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - 2.3%
Boise Cascade LLC/Finance Corp., 6.375%, 2020 (n)		$465,000	$485,925
Building Materials Holding Corp., 6.875%, 2018 (n)		1,150,000	1,242,000
Building Materials Holding Corp., 7%, 2020 (n)		470,000	512,300
Building Materials Holding Corp., 6.75%, 2021 (n)		455,000	501,638
CEMEX Finance LLC, 9.5%, 2016 (n)		1,341,000	1,431,518
CEMEX S.A.B. de C.V., 9%, 2018 (n)		337,000	363,960
CEMEX S.A.B. de C.V., FRN, 5.311%, 2015 (n)		552,000	558,210
Gibraltar Industries, Inc., 6.25%, 2021 (z)		160,000	166,200
HD Supply, Inc., 13.5%, 2015		645,000	665,156
HD Supply, Inc., 8.125%, 2019 (n)		525,000	594,563
HD Supply, Inc., 11.5%, 2020 (n)		825,000	950,813
HD Supply, Inc., 10.5%, 2021 (z)		85,000	86,913
Masonite International Corp., 8.25%, 2021 (n)		935,000	1,028,500
Mohawk Industries, Inc., 3.85%, 2023		153,000	152,981
Nortek, Inc., 8.5%, 2021		1,245,000	1,409,963
Odebrecht Finance Ltd., 5.125%, 2022 (n)		216,000	232,740
Odebrecht Finance Ltd., 6%, 2023 (n)		356,000	407,620
Odebrecht Finance Ltd., 7.125%, 2042 (n)		419,000	484,993
Owens Corning, 9%, 2019		349,000	433,871
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)		360,000	406,800
USG Corp., 6.3%, 2016		1,220,000	1,284,050
USG Corp., 7.875%, 2020 (n)		525,000	598,500

			$13,999,214
Business Services - 1.4%
Ceridian Corp., 12.25%, 2015 (p)		$365,000	$370,475
Ceridian Corp., 8.875%, 2019 (n)		355,000	395,825
Cielo S.A., 3.75%, 2022 (n)		362,000	348,787
Fidelity National Information Services, Inc., 7.625%, 2017		415,000	448,200
Fidelity National Information Services, Inc., 5%, 2022		680,000	736,100
iGate Corp., 9%, 2016		1,652,000	1,815,135
Iron Mountain, Inc., 8.375%, 2021		1,115,000	1,229,288
Legend Acquisition Sub, Inc., 10.75%, 2020 (n)		860,000	756,800
Lender Processing Services, Inc., 5.75%, 2023		535,000	567,100
Neustar, Inc., 4.5%, 2023 (z)		420,000	420,000
SunGard Data Systems, Inc., 7.375%, 2018		470,000	499,375
Tencent Holdings Ltd., 3.375%, 2018 (n)		664,000	680,631

			$8,267,716
Cable TV - 3.2%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$280,000	$302,400
CCO Holdings LLC, 7.875%, 2018		715,000	764,156
CCO Holdings LLC, 8.125%, 2020		1,635,000	1,835,288
CCO Holdings LLC, 7.375%, 2020		390,000	433,875
CCO Holdings LLC, 5.125%, 2023		410,000	403,850
Cequel Communications Holdings, 6.375%, 2020 (n)		330,000	345,675
DIRECTV Holdings LLC, 5.2%, 2020		3,340,000	3,790,138
DISH DBS Corp., 6.75%, 2021		890,000	996,800
DISH DBS Corp., 5%, 2023 (n)		555,000	548,063
EchoStar Corp., 7.125%, 2016		825,000	919,875
Myriad International Holdings B.V., 6.375%, 2017 (n)		507,000	567,840
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	240,000	348,683
Time Warner Cable, Inc., 5%, 2020		$2,630,000	3,006,613
Unitymedia Hessen, 5.5%, 2023 (n)		205,000	209,100
UPC Holding B.V., 9.875%, 2018 (n)		665,000	751,450

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
UPCB Finance III Ltd., 6.625%, 2020 (n)		$1,294,000	$1,381,345
Virgin Media Finance PLC, 8.375%, 2019		194,000	219,463
Virgin Media Finance PLC, 4.875%, 2022		200,000	199,500
Virgin Media Finance PLC, 5.25%, 2022		1,015,000	1,060,675
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	680,000	999,016

			$19,083,805
Chemicals - 2.0%
Celanese U.S. Holdings LLC, 6.625%, 2018		$1,265,000	$1,385,175
Dow Chemical Co., 8.55%, 2019		1,500,000	2,022,888
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 2021 (z)		170,000	175,100
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		1,330,000	1,343,300
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		615,000	571,950
Huntsman International LLC, 8.625%, 2021		1,545,000	1,769,025
INEOS Finance PLC, 8.375%, 2019 (n)		645,000	706,275
INEOS Group Holdings PLC, 8.5%, 2016 (n)		855,000	861,413
LyondellBasell Industries N.V., 5%, 2019		440,000	485,100
LyondellBasell Industries N.V., 6%, 2021		1,210,000	1,421,750
Polypore International, Inc., 7.5%, 2017		460,000	500,250
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		568,000	644,265

			$11,886,491
Computer Software - 0.9%
Infor U.S., Inc., 11.5%, 2018		$730,000	$859,575
Nuance Communications, Inc., 5.375%, 2020 (n)		915,000	942,450
Seagate HDD Cayman, 6.875%, 2020		416,000	451,360
Syniverse Holdings, Inc., 9.125%, 2019		1,465,000	1,593,188
TransUnion Holding Co., Inc., 9.625%, 2018		455,000	485,713
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		760,000	878,750

			$5,211,036
Computer Software - Systems - 0.8%
Audatex North America, Inc., 6.75%, 2018 (n)		$765,000	$820,463
CDW LLC/CDW Finance Corp., 12.535%, 2017		646,000	691,220
CDW LLC/CDW Finance Corp., 8.5%, 2019		1,145,000	1,268,088
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		1,785,000	1,936,725

			$4,716,496
Conglomerates - 0.8%
Amsted Industries, Inc., 8.125%, 2018 (n)		$1,745,000	$1,862,788
BC Mountain LLC, 7%, 2021 (z)		120,000	123,000
Dynacast International LLC, 9.25%, 2019		755,000	805,963
Griffon Corp., 7.125%, 2018		1,415,000	1,531,738
Silver II Borrower, 7.75%, 2020 (n)		405,000	424,238

			$4,747,727
Construction - 0.0%
Country Garden Holdings Co. Ltd., 7.5%, 2023 (z)		$210,000	$213,402

Consumer Products - 0.7%
Easton-Bell Sports, Inc., 9.75%, 2016		$735,000	$792,889
Elizabeth Arden, Inc., 7.375%, 2021		935,000	1,040,188
Jarden Corp., 7.5%, 2020		1,335,000	1,455,150
Libbey Glass, Inc., 6.875%, 2020		355,000	382,069
Prestige Brands, Inc., 8.125%, 2020		105,000	117,600

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - continued
Spectrum Brands Escrow Corp., 6.375%, 2020 (n)	$320,000	$340,400
Spectrum Brands Escrow Corp., 6.625%, 2022 (n)	90,000	97,200

		$4,225,496
Consumer Services - 0.8%
QVC, Inc., 7.375%, 2020 (n)	$620,000	$684,393
Service Corp. International, 6.75%, 2015	265,000	290,838
Service Corp. International, 7%, 2017	3,300,000	3,790,875

		$4,766,106
Containers - 1.6%
Ardagh Packaging Finance PLC, 7.375%, 2017 (n)	$770,000	$846,038
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	200,000	219,500
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	1,450,000	1,584,125
Ball Corp., 5%, 2022	583,000	617,980
Berry Plastics Group, Inc., 9.5%, 2018	340,000	379,950
Crown Americas LLC, 4.5%, 2023 (z)	585,000	576,225
Greif, Inc., 6.75%, 2017	1,515,000	1,689,225
Reynolds Group, 7.125%, 2019	910,000	971,425
Reynolds Group, 9.875%, 2019	375,000	409,688
Reynolds Group, 5.75%, 2020	600,000	613,500
Reynolds Group, 8.25%, 2021	1,470,000	1,539,825

		$9,447,481
Defense Electronics - 0.3%
Ducommun, Inc., 9.75%, 2018	$1,017,000	$1,116,158
MOOG, Inc., 7.25%, 2018	750,000	783,750

		$1,899,908
Electrical Equipment - 0.1%
Avaya, Inc., 9.75%, 2015	$605,000	$576,263
Avaya, Inc., 7%, 2019 (n)	245,000	233,975

		$810,238
Electronics - 0.7%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$1,250,000	$1,375,000
Nokia Corp., 5.375%, 2019	325,000	311,188
Nokia Corp., 6.625%, 2039	225,000	210,375
NXP B.V., 9.75%, 2018 (n)	100,000	115,000
NXP B.V., 5.75%, 2021 (z)	280,000	280,000
Sensata Technologies B.V., 6.5%, 2019 (n)	1,545,000	1,657,013

		$3,948,576
Emerging Market Quasi-Sovereign - 8.9%
Abu Dhabi National Energy Co. PJSC (TAQA), 5.875%, 2021 (n)	$320,000	$373,600
Banco do Brasil S.A., 3.875%, 2022	282,000	279,180
Banco do Brasil S.A., 5.875%, 2023 (n)	502,000	543,415
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)	412,000	453,200
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	1,332,000	1,371,960
Banco do Nordeste do Brasil (BNB), 4.375%, 2019 (n)	878,000	908,730
Bank of Ceylon, 6.875%, 2017 (n)	216,000	230,040
BNDES Participacoes S.A., 6.5%, 2019 (n)	607,000	728,400
Caixa Economica Federal, 3.5%, 2022 (n)	216,000	214,920
CEZ A.S., 4.25%, 2022 (n)	231,000	242,947
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	459,000	478,555

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
CNOOC Finance (2012) Ltd., 5%, 2042 (n)	$214,000	$237,485
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	1,242,000	1,364,096
Comision Federal de Electricidad, 5.75%, 2042 (n)	1,546,000	1,716,060
Corporacion Financiera de Desarrollo S.A., 4.75%, 2022 (n)	346,000	379,735
Corporacion Nacional del Cobre de Chile, 4.25%, 2042 (n)	206,000	197,184
Development Bank of Kazakhstan, 4.125%, 2022 (n)	625,000	639,063
Dolphin Energy Ltd., 5.5%, 2021 (n)	441,000	508,253
Ecopetrol S.A., 7.625%, 2019	821,000	1,046,775
El Fondo Mivivienda S.A., 3.5%, 2023 (z)	167,000	166,165
Gaz Capital S.A., 9.25%, 2019	744,000	969,990
Gaz Capital S.A., 3.85%, 2020 (z)	960,000	960,288
Gaz Capital S.A., 5.999%, 2021 (n)	1,941,000	2,186,051
Gaz Capital S.A., 4.95%, 2022 (n)	547,000	572,983
Gaz Capital S.A., 4.95%, 2028 (z)	820,000	817,064
Gazprom Neft, 4.375%, 2022 (n)	766,000	769,064
Georgian Oil & Gas Corp., 6.875%, 2017 (n)	317,000	331,265
JSC Georgian Railway, 7.75%, 2022 (n)	218,000	255,060
Kazakhstan Temir Zholy Co., 6.95%, 2042 (n)	316,000	394,210
KazMunaiGaz Finance B.V., 8.375%, 2013	539,000	550,589
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	713,000	920,840
Magyar Export-Import Bank, 5.5%, 2018 (z)	238,000	247,272
Majapahit Holding B.V., 7.25%, 2017 (n)	1,469,000	1,722,403
Majapahit Holding B.V., 8%, 2019 (n)	1,197,000	1,508,220
Majapahit Holding B.V., 7.75%, 2020 (n)	1,045,000	1,301,025
OAO Gazprom, 6.212%, 2016	1,886,000	2,102,890
OJSC Russian Agricultural Bank, 5.298%, 2017 (n)	448,000	480,480
Pemex Project Funding Master Trust, 5.75%, 2018	1,341,000	1,545,503
Pertamina PT, 5.25%, 2021 (n)	511,000	562,100
Pertamina PT, 4.875%, 2022 (n)	540,000	580,500
Pertamina PT, 6.5%, 2041 (n)	235,000	269,075
Pertamina PT, 6%, 2042 (n)	636,000	686,880
Petrobras International Finance Co., 7.875%, 2019	1,583,000	1,950,004
Petrobras International Finance Co., 6.75%, 2041	657,000	767,913
Petroleos Mexicanos, 8%, 2019	1,382,000	1,768,960
Petroleos Mexicanos, 6%, 2020	805,000	945,875
Petroleos Mexicanos, 5.5%, 2021	1,360,000	1,560,600
Petroleos Mexicanos, 4.875%, 2022	1,048,000	1,154,110
Petroleos Mexicanos, 6.5%, 2041	445,000	523,988
Petroleos Mexicanos, 5.5%, 2044	382,000	392,505
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	476,000	633,080
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	516,958	567,879
PT Perusahaan Listrik Negara, 5.5%, 2021 (n)	752,000	838,480
PT Perusahaan Listrik Negara, 5.25%, 2042 (n)	207,000	204,930
PTT PLC, 3.375%, 2022 (n)	430,000	421,587
PTT PLC, 4.5%, 2042 (n)	462,000	437,070
PTTEP Canada International Finance Ltd., 6.35%, 2042 (n)	250,000	295,820
Qtel International Finance Ltd., 3.875%, 2028 (z)	205,000	203,258
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	1,230,000	1,539,345
Rosneft, 3.149%, 2017 (z)	568,000	568,710
Rosneft, 4.199%, 2022 (n)	944,000	944,000
Sberbank of Russia, 6.125%, 2022 (n)	1,439,000	1,642,316
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 2022 (n)	544,000	574,131
Transnet SOC Ltd., 4.5%, 2016 (n)	377,000	397,701
Transnet SOC Ltd., 4%, 2022 (n)	224,000	222,656

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Turkiye Halk Bankasi A.S, 3.875%, 2020 (z)		$263,000	$258,411
Turkiye Halk Bankasi A.S., 4.875%, 2017 (n)		205,000	216,685
Turkiye Ihracat Kredi Bankasi A.S., 5.875%, 2019 (n)		206,000	230,205
Turkiye Vakiflar Bankasi, 6%, 2022 (n)		498,000	518,243
Vnesheconombank, 6.025%, 2022 (n)		283,000	324,743
VTB Capital S.A., 6.465%, 2015 (n)		407,000	435,694
VTB Capital S.A., 6%, 2017 (n)		1,176,000	1,258,320

			$53,610,734
Emerging Market Sovereign - 9.3%
Dominican Republic, 7.5%, 2021 (n)		$879,000	$1,002,060
Federal Republic of Nigeria, 7%, 2019	NGN	340,297,000	1,757,678
Government of Ukraine, 6.875%, 2015 (n)		$698,000	703,235
Government of Ukraine, 6.875%, 2015		1,094,000	1,102,205
Government of Ukraine, 9.25%, 2017 (n)		320,000	348,000
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038		1,888,000	627,760
Republic of Argentina, FRN, 8.28%, 2033		1,337,414	812,479
Republic of Colombia, 4.375%, 2021		322,000	360,962
Republic of Colombia, 8.125%, 2024		679,000	991,340
Republic of Colombia, 6.125%, 2041		658,000	842,240
Republic of Costa Rica, 4.25%, 2023 (n)		205,000	210,125
Republic of Georgia, 6.875%, 2021 (n)		216,000	254,880
Republic of Guatemala, 5.75%, 2022 (n)		387,000	442,148
Republic of Indonesia, 6.875%, 2018		838,000	1,008,701
Republic of Indonesia, 11.625%, 2019 (n)		872,000	1,299,280
Republic of Indonesia, 11.625%, 2019		733,000	1,092,170
Republic of Indonesia, 4.875%, 2021 (n)		671,000	758,230
Republic of Indonesia, 7.75%, 2038 (n)		1,559,000	2,241,063
Republic of Latvia, 5.25%, 2017 (n)		345,000	382,260
Republic of Lithuania, 6.125%, 2021 (n)		499,000	600,048
Republic of Lithuania, 6.625%, 2022 (n)		1,425,000	1,774,125
Republic of Mongolia, 4.125%, 2018 (n)		211,000	205,725
Republic of Mongolia, 5.125%, 2022 (n)		225,000	216,000
Republic of Panama, 8.875%, 2027		1,273,000	1,969,968
Republic of Panama, 9.375%, 2029		1,746,000	2,850,345
Republic of Panama, 6.7%, 2036		265,000	355,763
Republic of Paraguay, 4.625%, 2023 (z)		212,000	209,880
Republic of Peru, 7.35%, 2025		544,000	767,040
Republic of Peru, 8.75%, 2033		1,258,000	2,091,425
Republic of Peru, 5.625%, 2050		203,000	238,525
Republic of Philippines, 6.5%, 2020		245,000	309,313
Republic of Philippines, 5.5%, 2026		802,000	983,453
Republic of Philippines, 6.375%, 2032		540,000	701,325
Republic of Philippines, 6.375%, 2034		1,391,000	1,856,985
Republic of Poland, 5%, 2022		609,000	700,350
Republic of Romania, 6.75%, 2022 (n)		1,074,000	1,293,075
Republic of Serbia, 5.25%, 2017 (n)		207,000	217,350
Republic of Serbia, 7.25%, 2021 (n)		228,000	265,050
Republic of Slovakia, 4.375%, 2022 (n)		2,330,000	2,488,440
Republic of Sri Lanka, 6.25%, 2020 (n)		285,000	307,800
Republic of Sri Lanka, 6.25%, 2021 (n)		248,000	269,639
Republic of Sri Lanka, 5.875%, 2022 (n)		208,000	219,440
Republic of Turkey, 7%, 2019		790,000	967,750
Republic of Turkey, 5.625%, 2021		670,000	780,496

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Turkey, 6.25%, 2022	$646,000	$788,120
Republic of Turkey, 8%, 2034	980,000	1,418,550
Republic of Turkey, 6%, 2041	287,000	341,530
Republic of Venezuela, 5.75%, 2016	3,742,000	3,620,385
Republic of Venezuela, 7.65%, 2025	1,345,000	1,223,950
Republic of Vietnam, 6.75%, 2020	537,000	617,550
Republic of Zambia, 5.375%, 2022 (n)	200,000	205,000
Russian Federation, 4.5%, 2022 (n)	600,000	662,880
Russian Federation, 7.5%, 2030	905,200	1,131,500
Russian Federation, 5.625%, 2042 (n)	600,000	703,500
Ukraine Government International, 6.58%, 2016	1,418,000	1,432,180
United Mexican States, 5.625%, 2017	1,364,000	1,584,286
United Mexican States, 5.95%, 2019	268,000	324,280
United Mexican States, 3.625%, 2022	2,850,000	3,056,625
United Mexican States, 5.75%, 2110	408,000	455,940

		$56,442,402
Energy - Independent - 5.3%
BreitBurn Energy Partners LP, 8.625%, 2020	$435,000	$477,413
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	1,405,000	1,485,788
Carrizo Oil & Gas, Inc., 8.625%, 2018	370,000	398,675
Chaparral Energy, Inc., 7.625%, 2022	785,000	847,800
Chesapeake Energy Corp., 6.875%, 2020	805,000	885,500
Concho Resources, Inc., 8.625%, 2017	540,000	583,200
Concho Resources, Inc., 6.5%, 2022	1,125,000	1,226,250
Continental Resources, Inc., 8.25%, 2019	940,000	1,056,325
Denbury Resources, Inc., 8.25%, 2020	1,395,000	1,555,425
Denbury Resources, Inc., 4.625%, 2023	410,000	401,800
Energy XXI Gulf Coast, Inc., 9.25%, 2017	1,510,000	1,719,513
EP Energy LLC, 9.375%, 2020	3,280,000	3,673,600
EPL Oil & Gas, Inc., 8.25%, 2018 (n)	545,000	573,613
EXCO Resources, Inc., 7.5%, 2018	360,000	341,100
Harvest Operations Corp., 6.875%, 2017	1,715,000	1,905,794
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	350,000	387,625
Laredo Petroleum, Inc., 9.5%, 2019	730,000	824,900
LINN Energy LLC, 6.5%, 2019	450,000	458,438
LINN Energy LLC, 8.625%, 2020	510,000	562,275
LINN Energy LLC, 7.75%, 2021	972,000	1,040,040
MEG Energy Corp., 6.5%, 2021 (n)	300,000	315,000
Newfield Exploration Co., 6.875%, 2020	925,000	1,000,156
Plains Exploration & Production Co., 8.625%, 2019	895,000	1,020,300
Plains Exploration & Production Co., 6.5%, 2020	400,000	442,500
Plains Exploration & Production Co., 6.75%, 2022	1,130,000	1,272,663
QEP Resources, Inc., 6.875%, 2021	2,045,000	2,367,088
Range Resources Corp., 8%, 2019	900,000	999,000
Range Resources Corp., 5%, 2022	305,000	320,250
Samson Investment Co., 9.75%, 2020 (n)	1,080,000	1,148,850
SandRidge Energy, Inc., 8%, 2018 (n)	810,000	850,500
SM Energy Co., 6.5%, 2021	1,295,000	1,379,175
Whiting Petroleum Corp., 6.5%, 2018	600,000	643,500

		$32,164,056

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - 0.4%
Listrindo Capital B.V., 6.95%, 2019 (n)	$239,000	$266,536
LUKOIL International Finance B.V., 6.656%, 2022	269,000	324,818
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	1,540,000	1,795,640

		$2,386,994
Engineering - Construction - 0.1%
BakerCorp International, Inc., 8.25%, 2019	$805,000	$815,063

Entertainment - 0.9%
AMC Entertainment, Inc., 8.75%, 2019	$680,000	$751,400
AMC Entertainment, Inc., 9.75%, 2020	743,000	865,595
Cedar Fair LP, 9.125%, 2018	575,000	644,000
Cinemark USA, Inc., 8.625%, 2019	1,220,000	1,351,150
Cinemark USA, Inc., 5.125%, 2022 (n)	215,000	217,688
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	396,000	433,620
Six Flags Entertainment Corp., 5.25%, 2021 (n)	1,075,000	1,069,625

		$5,333,078
Financial Institutions - 3.8%
Aviation Capital Group, 4.625%, 2018 (z)	$325,000	$329,253
CIT Group, Inc., 5.25%, 2014 (n)	1,245,000	1,297,913
CIT Group, Inc., 5.25%, 2018	1,115,000	1,193,050
CIT Group, Inc., 6.625%, 2018 (n)	1,447,000	1,620,640
CIT Group, Inc., 5.5%, 2019 (n)	3,024,000	3,235,680
Credit Acceptance Corp., 9.125%, 2017	780,000	852,150
General Electric Capital Corp., 3.1%, 2023	1,488,000	1,469,788
Icahn Enterprises LP, 8%, 2018	1,830,000	1,960,388
International Lease Finance Corp., 4.875%, 2015	455,000	474,906
International Lease Finance Corp., 8.625%, 2015	410,000	465,863
International Lease Finance Corp., 7.125%, 2018 (n)	1,937,000	2,266,290
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015	1,355,000	1,443,075
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)	345,000	393,300
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020 (n)	325,000	354,250
PHH Corp., 9.25%, 2016	540,000	633,150
PHH Corp., 7.375%, 2019	630,000	707,175
SLM Corp., 8.45%, 2018	1,565,000	1,864,475
SLM Corp., 8%, 2020	1,795,000	2,077,713
SLM Corp., 7.25%, 2022	520,000	581,100

		$23,220,159
Food & Beverages - 1.5%
Ajecorp B.V., 6.5%, 2022 (n)	$413,000	$454,300
ARAMARK Corp., 8.5%, 2015	1,495,000	1,504,359
B&G Foods, Inc., 7.625%, 2018	948,000	1,022,655
BRF - Brasil Foods S.A., 5.875%, 2022 (n)	216,000	238,680
Constellation Brands, Inc., 7.25%, 2016	1,615,000	1,849,175
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	417,000	452,715
Minerva Luxembourg S.A., 7.75%, 2023 (z)	420,000	430,500
Pinnacle Foods Finance LLC, 8.25%, 2017	245,000	260,619
Sigma Alimentos S.A., 5.625%, 2018 (n)	162,000	183,870
TreeHouse Foods, Inc., 7.75%, 2018	745,000	806,463
Tyson Foods, Inc., 6.6%, 2016	1,520,000	1,746,615

		$8,949,951

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Forest & Paper Products - 1.1%
Boise, Inc., 8%, 2020		$1,100,000	$1,218,250
Clearwater Paper Corp., 4.5%, 2023 (z)		160,000	158,800
Georgia-Pacific Corp., 8%, 2024		86,000	119,930
Graphic Packaging Holding Co., 7.875%, 2018		615,000	674,963
Inversiones CMPC S.A., 4.75%, 2018 (n)		841,000	884,057
Millar Western Forest Products Ltd., 8.5%, 2021		190,000	183,825
Sappi Papier Holding GmbH, 7.75%, 2017 (n)		340,000	382,500
Smurfit Kappa Group PLC, 4.875%, 2018 (n)		475,000	489,250
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	600,000	892,075
Tembec Industries, Inc., 11.25%, 2018		$495,000	545,738
Votorantim Participacoes S.A., 6.75%, 2021 (n)		883,000	1,046,355

			$6,595,743
Gaming & Lodging - 2.4%
Boyd Gaming Corp., 9%, 2020 (n)		$365,000	$370,475
Caesars Entertainment Operating Co., Inc., 8.5%, 2020		1,025,000	1,030,125
Choice Hotels International, Inc., 5.75%, 2022		180,000	199,800
CityCenter Holdings LLC, 10.75%, 2017 (p)		360,000	397,350
FelCor Lodging LP, 5.625%, 2023 (n)		160,000	161,400
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		405,000	253
GWR Operating Partnership LLP, 10.875%, 2017		405,000	460,688
Host Hotels & Resorts, Inc., REIT, 6.75%, 2016		1,760,000	1,804,000
Host Hotels & Resorts, Inc., REIT, 5.25%, 2022		240,000	261,600
Isle of Capri Casinos, Inc., 8.875%, 2020		795,000	868,538
MGM Mirage, 6.625%, 2015		345,000	372,600
MGM Resorts International, 11.375%, 2018		1,460,000	1,817,700
MGM Resorts International, 6.625%, 2021		430,000	442,900
Penn National Gaming, Inc., 8.75%, 2019		1,555,000	1,772,700
Pinnacle Entertainment, Inc., 8.75%, 2020		440,000	477,400
Seven Seas Cruises S. DE R.L., 9.125%, 2019		1,125,000	1,192,500
Viking Cruises Ltd., 8.5%, 2022 (n)		640,000	705,600
Wyndham Worldwide Corp., 6%, 2016		9,000	10,133
Wyndham Worldwide Corp., 7.375%, 2020		515,000	628,758
Wynn Las Vegas LLC, 7.75%, 2020		1,250,000	1,409,375

			$14,383,895
Industrial - 0.6%
Dematic S.A., 7.75%, 2020 (z)		$745,000	$761,763
Hyva Global B.V., 8.625%, 2016 (n)		702,000	680,940
Marfrig Holding Europe B.V., 9.875%, 2017 (z)		325,000	320,125
Mueller Water Products, Inc., 8.75%, 2020		613,000	697,288
Rexel S.A., 6.125%, 2019 (n)		585,000	625,950
SPL Logistics Escrow LLC, 8.875%, 2020 (n)		535,000	572,450
Unifrax I LLC, 7.5%, 2019 (z)		160,000	160,000

			$3,818,516
Insurance - 2.2%
AIG SunAmerica Global Financing X, 6.9%, 2032 (n)		$2,384,000	$3,180,792
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	140,000	190,168
American International Group, Inc., 4.875%, 2016		$1,550,000	1,731,218
American International Group, Inc., 8.25%, 2018		865,000	1,122,781
American International Group, Inc., 8.175% to 2038, FRN to 2068		2,190,000	2,847,000
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		1,500,000	2,062,500
Unum Group, 7.125%, 2016		1,829,000	2,136,974

			$13,271,433

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - Property & Casualty - 1.2%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		$1,615,000	$2,454,800
XL Group PLC, 6.5% to 2017, FRN to 2049		1,825,000	1,754,281
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		2,310,000	2,471,700
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		680,000	720,800

			$7,401,581
International Market Quasi-Sovereign - 0.5%
Electricite de France, FRN, 5.25%, 2049 (n)		$1,550,000	$1,513,124
Exportfinans ASA, 5.5%, 2016		315,000	328,840
Israel Electric Corp. Ltd., 6.7%, 2017 (n)		843,000	931,515

			$2,773,479
International Market Sovereign - 5.2%
Commonwealth of Australia, 5.75%, 2021	AUD	555,000	$680,690
Federal Republic of Germany, 3.75%, 2015	EUR	1,724,000	2,496,164
Federal Republic of Germany, 4.25%, 2018	EUR	183,000	293,253
Federal Republic of Germany, 6.25%, 2030	EUR	412,000	877,883
Government of Canada, 4.5%, 2015	CAD	404,000	435,651
Government of Canada, 4.25%, 2018	CAD	251,000	286,045
Government of Canada, 3.25%, 2021	CAD	182,000	201,443
Government of Canada, 5.75%, 2033	CAD	74,000	111,924
Government of Japan, 1.7%, 2017	JPY	207,600,000	2,417,407
Government of Japan, 1.1%, 2020	JPY	189,000,000	2,165,188
Government of Japan, 2.1%, 2024	JPY	126,000,000	1,553,597
Government of Japan, 2.2%, 2027	JPY	202,200,000	2,479,242
Kingdom of Belgium, 5.5%, 2017	EUR	743,000	1,207,407
Kingdom of Denmark, 3%, 2021	DKK	1,368,000	280,618
Kingdom of Spain, 4%, 2015	EUR	279,000	389,621
Kingdom of Spain, 5.5%, 2017	EUR	127,000	185,136
Kingdom of Spain, 4.6%, 2019	EUR	207,000	286,332
Kingdom of Sweden, 5%, 2020	SEK	3,665,000	708,691
Kingdom of the Netherlands, 5.5%, 2028	EUR	262,000	499,136
Republic of Austria, 4.65%, 2018	EUR	450,000	716,715
Republic of Finland, 3.875%, 2017	EUR	145,000	223,683
Republic of France, 6%, 2025	EUR	176,000	328,110
Republic of France, 4.75%, 2035	EUR	660,000	1,142,701
Republic of Iceland, 4.875%, 2016 (n)		$1,716,000	1,834,404
Republic of Iceland, 5.875%, 2022 (n)		631,000	713,724
Republic of Ireland, 4.6%, 2016	EUR	291,000	422,897
Republic of Italy, 4.25%, 2015	EUR	939,000	1,335,822
Republic of Italy, 5.25%, 2017	EUR	1,809,000	2,689,754
Republic of Italy, 3.75%, 2021	EUR	430,000	583,791
United Kingdom Treasury, 8%, 2015	GBP	943,000	1,815,536
United Kingdom Treasury, 8%, 2021	GBP	515,000	1,213,660
United Kingdom Treasury, 4.25%, 2036	GBP	397,000	740,207

			$31,316,432
Internet - 0.1%
Baidu, Inc., 3.5%, 2022		$475,000	$462,069

Machinery & Tools - 1.5%
Case New Holland, Inc., 7.875%, 2017		$1,960,000	$2,317,700
CNH America LLC, 7.25%, 2016		1,065,000	1,190,138
CNH Capital LLC, 3.875%, 2015 (n)		215,000	220,913
CNH Capital LLC, 6.25%, 2016		295,000	325,238

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Machinery & Tools - continued
H&E Equipment Services LLC, 7%, 2022 (n)		$1,255,000	$1,371,088
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)		1,305,000	1,422,450
RSC Equipment Rental, Inc., 8.25%, 2021		910,000	1,035,125
United Rentals North America, Inc., 5.75%, 2018		510,000	548,250
United Rentals North America, Inc., 7.625%, 2022		509,000	567,535

			$8,998,437
Major Banks - 2.5%
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)		$1,500,000	$1,529,433
Bank of America Corp., 5.65%, 2018		2,900,000	3,348,601
Barclays Bank PLC, 7.625%, 2022		565,000	557,231
BNP Paribas, FRN, 3.059%, 2014		1,532,000	1,591,370
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)		1,055,000	1,102,243
Goldman Sachs Group, Inc., 7.5%, 2019		1,200,000	1,508,390
JPMorgan Chase & Co., 3.25%, 2022		765,000	765,924
Morgan Stanley, 6.625%, 2018		2,000,000	2,356,164
National Westminster Bank PLC, FRN, 2.339%, 2049	EUR	330,000	340,569
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)		$435,000	408,900
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		1,635,000	1,724,925

			$15,233,750
Medical & Health Technology & Services - 3.4%
AmSurg Corp., 5.625%, 2020 (n)		$260,000	$271,700
CDRT Holding Corp., 9.25%, 2017 (n)(p)		215,000	221,988
Davita, Inc., 6.375%, 2018		1,600,000	1,712,000
Davita, Inc., 6.625%, 2020		1,050,000	1,144,500
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		875,000	997,500
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)		800,000	866,000
Fresenius Medical Care Capital Trust III, 5.875%, 2022 (z)		290,000	316,825
HCA, Inc., 8.5%, 2019		2,960,000	3,293,000
HCA, Inc., 7.5%, 2022		1,980,000	2,286,900
HCA, Inc., 5.875%, 2022		660,000	717,750
HealthSouth Corp., 8.125%, 2020		1,510,000	1,657,225
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019		1,600,000	1,624,000
Owens & Minor, Inc., 6.35%, 2016		1,420,000	1,551,377
Select Medical Corp., 7.625%, 2015		136,000	136,170
Tenet Healthcare Corp., 9.25%, 2015		580,000	656,850
Tenet Healthcare Corp., 8%, 2020		620,000	674,250
Tenet Healthcare Corp., 4.5%, 2021 (z)		410,000	403,338
Universal Health Services, Inc, 7.625%, 2020		920,000	986,700
Universal Health Services, Inc., 7%, 2018		650,000	716,625
Vanguard Health Systems, Inc., 0%, 2016		4,000	3,060

			$20,237,758
Medical Equipment - 0.5%
Biomet, Inc., 6.5%, 2020 (n)		$960,000	$1,008,000
Hologic, Inc., 6.25%, 2020 (n)		330,000	354,750
Physio-Control International, Inc., 9.875%, 2019 (n)		635,000	711,200
Teleflex, Inc., 6.875%, 2019		800,000	868,000

			$2,941,950
Metals & Mining - 2.0%
Arch Coal, Inc., 7.25%, 2020		$925,000	$827,875
Cloud Peak Energy, Inc., 8.25%, 2017		1,815,000	1,928,438
Cloud Peak Energy, Inc., 8.5%, 2019		10,000	10,875

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - continued
Consol Energy, Inc., 8%, 2017	$1,255,000	$1,355,400
Consol Energy, Inc., 8.25%, 2020	715,000	773,988
First Quantum Minerals Ltd., 7.25%, 2019 (n)	456,000	463,980
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	680,000	729,300
Indo Energy Finance II B.V., 6.375%, 2023 (z)	204,000	208,080
Metinvest B.V., 8.75%, 2018 (n)	320,000	324,656
Peabody Energy Corp., 6%, 2018	485,000	508,038
Peabody Energy Corp., 6.25%, 2021	485,000	506,825
Southern Copper Corp., 7.5%, 2035	1,648,000	2,061,793
Southern Copper Corp., 6.75%, 2040	744,000	870,357
Vale Overseas Ltd., 5.625%, 2019	218,000	247,710
Vale Overseas Ltd., 4.625%, 2020	681,000	725,452
Vale Overseas Ltd., 4.375%, 2022	658,000	679,614

		$12,222,381
Mortgage-Backed - 3.9%
Fannie Mae, 5.5%, 2037	$5,364,322	$5,821,821
Fannie Mae, 6%, 2037	448,869	491,149
Fannie Mae, TBA, 3.5%, 2043	4,500,000	4,734,140
Ginnie Mae, TBA, 3%, 2043	12,000,000	12,517,500

		$23,564,610
Municipals - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	$665,000	$662,247

Natural Gas - Distribution - 0.3%
AmeriGas Finance LLC, 6.75%, 2020	$1,145,000	$1,242,325
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	845,000	853,450

		$2,095,775
Natural Gas - Pipeline - 2.3%
Access Midstream Partners Co., 4.875%, 2023	$405,000	$402,975
Atlas Pipeline Partners LP, 8.75%, 2018	1,740,000	1,865,280
Atlas Pipeline Partners LP, 5.875%, 2023 (z)	610,000	608,475
Crosstex Energy, Inc., 8.875%, 2018	1,400,000	1,503,250
El Paso Corp., 7%, 2017	1,770,000	2,029,086
El Paso Corp., 7.75%, 2032	1,824,000	2,144,623
Energy Transfer Equity LP, 7.5%, 2020	1,165,000	1,342,663
Energy Transfer Partners LP, 3.6%, 2023	591,000	584,387
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	527,000	602,098
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	340,000	389,300
Inergy Midstream LP, 6%, 2020 (n)	860,000	887,950
Kinder Morgan Energy Partners LP, 5.125%, 2014	1,147,000	1,229,513
Rockies Express Pipeline LLC, 5.625%, 2020 (n)	297,000	279,180
Sabine Pass Liquefaction, 5.625%, 2021 (z)	260,000	260,975

		$14,129,755
Network & Telecom - 2.3%
AT&T, Inc., 4.35%, 2045 (z)	$3,524,000	$3,328,714
Centurylink, Inc., 7.65%, 2042	890,000	915,901
Cincinnati Bell, Inc., 8.25%, 2017	1,350,000	1,449,563
Citizens Communications Co., 9%, 2031	1,440,000	1,562,400
Eileme 2 AB, 11.625%, 2020 (n)	925,000	1,089,188
Frontier Communications Corp., 8.125%, 2018	865,000	1,001,238
Qwest Communications International, Inc., 7.125%, 2018 (n)	1,500,000	1,564,808

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - continued
Telefonica Emisiones S.A.U., 2.582%, 2013	$1,050,000	$1,053,253
TW Telecom Holdings, Inc., 5.375%, 2022	405,000	425,250
Windstream Corp., 8.125%, 2018	220,000	241,450
Windstream Corp., 7.75%, 2020	710,000	772,125
Windstream Corp., 7.75%, 2021	360,000	393,300

		$13,797,190
Oil Services - 1.1%
Afren PLC, 11.5%, 2016 (n)	$335,000	$390,275
Afren PLC, 10.25%, 2019 (n)	219,000	258,420
Bristow Group, Inc., 6.25%, 2022	400,000	432,000
Chesapeake Energy Corp., 6.625%, 2019 (n)	390,000	386,100
Dresser-Rand Group, Inc., 6.5%, 2021	405,000	429,300
Edgen Murray Corp., 8.75%, 2020 (n)	1,185,000	1,211,663
Pioneer Energy Services Corp., 9.875%, 2018	650,000	705,250
Qgog Constellation S.A., 6.25%, 2019 (n)	438,000	462,090
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (n)	830,000	871,500
Unit Corp., 6.625%, 2021	1,505,000	1,561,438

		$6,708,036
Other Banks & Diversified Financials - 3.8%
Akbank T.A.S., 5%, 2022 (n)	$188,000	$196,327
Alfa Bank, 7.5%, 2019 (n)	367,000	398,195
Ally Financial, Inc., 5.5%, 2017	2,330,000	2,504,932
Ally Financial, Inc., 6.25%, 2017	480,000	534,045
Banco de Credito del Peru, FRN, 6.125% to 2022, FRN to 2027 (n)	509,000	563,718
Banco de Credito Inversion, 3%, 2017 (n)	250,000	255,271
Banco de Reservas de La Republica Dominicana, 7%, 2023 (z)	946,000	957,825
Banco Santander S.A., 4.125%, 2022 (n)	248,000	250,480
Bancolombia S.A., 5.95%, 2021	1,094,000	1,263,570
Bancolombia S.A., 5.125%, 2022	385,000	398,475
Bangkok Bank (Hong Kong), 3.875%, 2022 (n)	463,000	473,850
BBVA Banco Continental S.A., 5%, 2022 (n)	325,000	349,375
BBVA Bancomer S.A. de C.V., 6.5%, 2021 (n)	1,207,000	1,382,015
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)	350,000	407,750
BBVA Continental, 5.75%, 2017 (n)	518,000	571,095
Citigroup, Inc., 6.125%, 2018	463,000	551,489
CorpBanca, 3.125%, 2018	488,000	485,405
GMAC, Inc., 8%, 2031	180,000	227,475
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	2,583,000	3,159,603
Grupo Aval Ltd., 5.25%, 2017 (n)	387,000	414,090
Grupo Aval Ltd., 4.75%, 2022 (n)	378,000	384,615
Industrial Senior Trust, 5.5%, 2022 (n)	220,000	222,200
Intesa Sanpaolo S.p.A, 3.875%, 2018	686,000	674,257
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	1,930,000	2,115,280
PKO Finance AB, 4.63%, 2022 (n)	473,000	493,221
Santander UK PLC, 8.963% to 2030, FRN to 2049	1,941,000	2,241,855
Turkiye Garanti Bankasi A.S., 4%, 2017 (n)	203,000	208,075
Turkiye Is Bankasi A.S., 3.875%, 2017 (n)	305,000	313,006
UBS AG, 7.625%, 2022	435,000	477,952
Yapi Ve Kredi Bankasi, 5.5%, 2022 (z)	540,000	537,300

		$23,012,746

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Pharmaceuticals - 0.9%
AbbVie, Inc., 1.2%, 2015 (n)		$2,800,000	$2,814,398
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	670,000	1,016,619
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		$935,000	991,100
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)		530,000	569,750

			$5,391,867
Pollution Control - 0.2%
Heckmann Corp., 9.875%, 2018		$675,000	$717,188
Heckmann Corp., 9.875%, 2018 (z)		220,000	232,100

			$949,288
Precious Metals & Minerals - 0.3%
Eldorado Gold Corp., 6.125%, 2020 (n)		$605,000	$636,006
IAMGOLD Corp., 6.75%, 2020 (n)		1,016,000	995,680

			$1,631,686
Printing & Publishing - 0.2%
American Media, Inc., 13.5%, 2018 (z)		$32,653	$28,571
Nielsen Finance LLC, 7.75%, 2018		835,000	929,981
Nielsen Finance LLC, 4.5%, 2020 (n)		490,000	482,650

			$1,441,202
Railroad & Shipping - 0.1%
Brunswick Rail Finance Ltd., 6.5%, 2017 (n)		$257,000	$274,669
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		425,000	478,125

			$752,794
Real Estate - 1.3%
CB Richard Ellis Group, Inc., 11.625%, 2017		$545,000	$594,050
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019		410,000	406,925
Entertainment Properties Trust, REIT, 7.75%, 2020		990,000	1,155,118
Entertainment Properties Trust, REIT, 5.75%, 2022		250,000	263,129
Kennedy Wilson, Inc., 8.75%, 2019		380,000	402,800
MPT Operating Partnership LP, REIT, 6.875%, 2021		760,000	834,100
MPT Operating Partnership LP, REIT, 6.375%, 2022		685,000	734,663
Simon Property Group, Inc., REIT, 10.35%, 2019		2,200,000	3,169,830

			$7,560,615
Retailers - 1.7%
Academy Ltd., 9.25%, 2019 (n)		$475,000	$529,625
Burlington Coat Factory Warehouse Corp., 10%, 2019		895,000	973,313
Dollar General Corp., 4.125%, 2017		831,000	876,705
Home Depot, Inc., 5.875%, 2036		846,000	1,081,658
J. Crew Group, Inc., 8.125%, 2019		760,000	815,100
Limited Brands, Inc., 6.9%, 2017		630,000	726,075
Limited Brands, Inc., 7%, 2020		415,000	477,250
Limited Brands, Inc., 6.95%, 2033		360,000	370,800
Pantry, Inc., 8.375%, 2020 (n)		450,000	481,500
Rite Aid Corp., 9.25%, 2020		725,000	806,563
Sally Beauty Holdings, Inc., 6.875%, 2019		480,000	530,400
Toys “R” Us Property Co. II LLC, 8.5%, 2017		660,000	694,650
Toys “R” Us, Inc., 10.75%, 2017		1,545,000	1,660,875
Yankee Acquisition Corp., 8.5%, 2015		7,000	7,018
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)		430,000	442,904

			$10,474,436

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Specialty Chemicals - 0.5%
Eagle Spinco, Inc., 4.625%, 2021 (z)	$205,000	$206,281
Georgia Gulf Corp., 4.875%, 2023 (z)	85,000	85,638
Koppers, Inc., 7.875%, 2019	535,000	589,169
Mexichem S.A.B. de C.V., 4.875%, 2022 (n)	221,000	232,879
SIBUR Securities Ltd., 3.914%, 2018 (z)	2,034,000	2,024,162

		$3,138,129
Specialty Stores - 0.2%
Gymboree Corp., 9.125%, 2018	$390,000	$366,600
Michaels Stores, Inc., 11.375%, 2016	407,000	424,810
Michaels Stores, Inc., 7.75%, 2018	475,000	519,531

		$1,310,941
Steel - 0.1%
Severstal, 5.9%, 2022 (n)	$322,000	$331,338

Supermarkets - 0.2%
Delhaize Group, 5.7%, 2040	$1,395,000	$1,345,281

Supranational - 0.3%
Eurasian Development Bank, 4.767%, 2022 (n)	$226,000	$235,040
European Investment Bank, 5.125%, 2017	1,500,000	1,763,250

		$1,998,290
Telecommunications - Wireless - 2.8%
America Movil S.A.B. de C.V., 3.125%, 2022	$1,439,000	$1,429,664
American Tower Corp., 3.5%, 2023	243,000	237,275
Clearwire Corp., 12%, 2015 (n)	925,000	1,002,469
Cricket Communications, Inc., 7.75%, 2016	735,000	773,588
Cricket Communications, Inc., 7.75%, 2020	785,000	814,438
Crown Castle International Corp., 7.125%, 2019	370,000	411,163
Crown Castle International Corp., 5.25%, 2023 (n)	475,000	498,750
Crown Castle Towers LLC, 6.113%, 2020 (n)	420,000	508,164
Digicel Group Ltd., 12%, 2014 (n)	400,000	431,000
Digicel Group Ltd., 8.25%, 2017 (n)	1,140,000	1,208,400
Digicel Group Ltd., 10.5%, 2018 (n)	880,000	981,200
Digicel Group Ltd., 8.25%, 2020 (n)	324,000	361,260
MetroPCS Wireless, Inc., 7.875%, 2018	720,000	779,400
Sprint Capital Corp., 6.875%, 2028	2,210,000	2,232,100
Sprint Nextel Corp., 6%, 2016	1,300,000	1,400,750
Sprint Nextel Corp., 8.375%, 2017	420,000	485,625
Sprint Nextel Corp., 9%, 2018 (n)	470,000	581,625
Sprint Nextel Corp., 6%, 2022	1,050,000	1,055,250
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	920,000	989,000
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	935,000	984,088

		$17,165,209
Telephone Services - 0.4%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$460,000	$509,450
Level 3 Financing, Inc., 9.375%, 2019	790,000	892,700
Level 3 Financing, Inc., 7%, 2020 (n)	230,000	243,800
Level 3 Financing, Inc., 8.625%, 2020	855,000	957,600

		$2,603,550

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Tobacco - 0.4%
Reynolds American, Inc., 6.75%, 2017	$2,016,000	$2,431,570

Transportation - 0.1%
Navios South American Logistics, Inc., 9.25%, 2019	$755,000	$755,000

Transportation - Services - 2.1%
ACL I Corp., 10.625%, 2016 (p)	$1,003,297	$964,454
Aguila American Resources Ltd., 7.875%, 2018 (n)	930,000	985,800
Avis Budget Car Rental LLC, 8.25%, 2019	635,000	703,263
Avis Budget Car Rental LLC, 9.75%, 2020	420,000	486,150
CEVA Group PLC, 8.375%, 2017 (n)	1,155,000	1,180,988
Commercial Barge Line Co., 12.5%, 2017	1,785,000	1,959,038
ERAC USA Finance Co., 7%, 2037 (n)	878,000	1,111,565
HDTFS, Inc., 5.875%, 2020 (n)	200,000	212,500
Navios Maritime Acquisition Corp., 8.625%, 2017	1,095,000	1,037,513
Navios Maritime Holdings, Inc., 8.875%, 2017	970,000	957,875
Swift Services Holdings, Inc., 10%, 2018	1,980,000	2,234,925
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	795,000	810,900

		$12,644,971
U.S. Treasury Obligations - 2.3%
U.S. Treasury Bonds, 4.5%, 2039 (f)	$11,103,000	$14,128,568

Utilities - Electric Power - 3.4%
AES Corp., 8%, 2017	$1,495,000	$1,726,725
AES Corp., 7.375%, 2021	360,000	401,400
APT Pipelines Ltd., 3.875%, 2022 (n)	919,000	896,466
Calpine Corp., 8%, 2016 (n)	940,000	991,700
Calpine Corp., 7.875%, 2020 (n)	1,035,000	1,141,088
CenterPoint Energy, Inc., 6.5%, 2018	600,000	726,584
Covanta Holding Corp., 7.25%, 2020	1,120,000	1,233,798
Covanta Holding Corp., 6.375%, 2022	300,000	327,409
EDP Finance B.V., 6%, 2018 (n)	1,360,000	1,438,200
Empresa de Energia de Bogota S.A., 6.125%, 2021 (n)	303,000	343,905
Energy Future Holdings Corp., 10%, 2020	3,218,000	3,692,655
Energy Future Holdings Corp., 10%, 2020 (z)	995,000	1,139,275
Energy Future Holdings Corp., 11.75%, 2022 (n)	805,000	916,694
GenOn Energy, Inc., 9.5%, 2018	65,000	77,188
GenOn Energy, Inc., 9.875%, 2020	1,410,000	1,621,500
NRG Energy, Inc., 8.25%, 2020	1,860,000	2,101,800
System Energy Resources, Inc., 5.129%, 2014 (z)	408,271	413,129
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	415,000	327,850
Waterford 3 Funding Corp., 8.09%, 2017	969,907	996,770

		$20,514,136
Total Bonds		$683,787,838

Convertible Bonds - 0.2%
Network & Telecom - 0.2%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$1,340,000	$1,333,300

Floating Rate Loans (g)(r) - 0.1%
Financial Institutions - 0.1%
Springleaf Financial Funding Co., Term Loan, 5.5%, 2017	$401,312	$402,014

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Utilities - Electric Power - 0.0%
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 2016	$99,933	$103,680
Dynegy Power LLC, Term Loan, 9.25%, 2016	132,176	137,699

		$241,379
Total Floating Rate Loans		$643,393

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	20,680	$77,757

Chemicals - 0.0%
LyondellBasell Industries N.V., “A”	57	$3,615

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	8,368	$39,748
Total Common Stocks		$121,120

Preferred Stocks - 0.2%
Other Banks & Diversified Financials - 0.2%
Ally Financial, Inc., 7% (z)	480	$468,465
GMAC Capital Trust I, 8.125%	28,250	753,428
Total Preferred Stocks		$1,221,893

Convertible Preferred Stocks - 0.2%
Automotive - 0.2%
General Motors Co., 4.75%	17,110	$741,205

Money Market Funds - 5.0%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	30,044,611	$30,044,611
Total Investments		$717,893,360

Other Assets, Less Liabilities - (18.9)%		(113,900,229)
Net Assets - 100.0%		$603,993,131

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $201,716,861, representing 33.4% of net assets.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
AT&T, Inc., 4.35%, 2045	12/13/12	$3,606,856	$3,328,714
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	450,000	468,465
American Media, Inc., 13.5%, 2018	12/22/10	33,074	28,571
Atlas Pipeline Partners LP, 5.875%, 2023	1/28/13	610,000	608,475
Aviation Capital Group, 4.625%, 2018	1/14/13	325,000	329,253
BC Mountain LLC, 7%, 2021	1/25/13	120,000	123,000
Banco de Reservas de La Republica Dominicana, 7%, 2023	1/25/13	937,760	957,825
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.803%, 2040	3/01/06	2,597,433	1,637,352
Bombardier, Inc., 4.25%, 2016	1/09/13	236,000	243,080
Clearwater Paper Corp., 4.5%, 2023	1/17/13	160,000	158,800
Country Garden Holdings Co. Ltd., 7.5%, 2023	1/03/13	210,000	213,402
Crown Americas LLC, 4.5%, 2023	1/03/13	585,000	576,225
Dematic S.A., 7.75%, 2020	12/13/12	745,000	761,763
Eagle Spinco, Inc., 4.625%, 2021	1/17/13	205,000	206,281
El Fondo Mivivienda S.A., 3.5%, 2023	1/24/13	165,581	166,165
Emirates Airlines, 4.5%, 2025	1/31/13	457,730	457,730
Energy Future Holdings Corp., 10%, 2020	1/07/10-3/02/10	1,022,730	1,139,275
Falcon Franchise Loan LLC, FRN, 8.026%, 2025	1/29/03	89,880	165,370
First Union National Bank Commercial Mortgage Trust, FRN, 1.589%, 2043	12/11/03	1,004	977
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 2021	1/16/13	170,000	175,100
Fresenius Medical Care Capital Trust III, 5.875%, 2022	1/24/13	320,427	316,825
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	1,469,835	1,520,054
GMAC LLC, FRN, 6.02%, 2033	11/17/00	468,026	909,555
Gaz Capital S.A., 3.85%, 2020	1/30/13	960,000	960,288
Gaz Capital S.A., 4.95%, 2028	1/30/13	820,000	817,064
Georgia Gulf Corp., 4.875%, 2023	1/17/13	85,000	85,638
Gibraltar Industries, Inc., 6.25%, 2021	1/18/13	160,000	166,200
HD Supply, Inc., 10.5%, 2021	1/09/13	85,000	86,913
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-1/02/13	673,405	605,634
Heckmann Corp., 9.875%, 2018	10/26/12	220,537	232,100
Indo Energy Finance II B.V., 6.375%, 2023	1/16/13	204,000	208,080
Jaguar Land Rover PLC, 5.625%, 2023	1/23/13	470,000	479,400
Lear Corp., 4.75%, 2023	1/14/13	290,000	288,550
Local TV Finance LLC, 9.25%, 2015	11/13/07-12/06/12	843,657	856,940
Magyar Export-Import Bank, 5.5%, 2018	12/05/12	235,394	247,272
Marfrig Holding Europe B.V., 9.875%, 2017	1/16/13	325,000	320,125
Minerva Luxembourg S.A., 7.75%, 2023	1/17/13	412,866	430,500
Morgan Stanley Capital I, Inc., FRN, 1.384%, 2039	7/20/04	127,623	85,661
Multi Security Asset Trust, “A3”, CDO, 5%, 2035	10/12/10	1,185,918	1,217,326
NXP B.V., 5.75%, 2021	1/31/13	280,000	280,000
Netflix, Inc., 5.375%, 2021	1/30/13	501,063	497,500

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Neustar, Inc., 4.5%, 2023	1/11/13-1/16/13	$419,900	$420,000
Prudential Securities Secured Financing Corp., FRN, 7.205%, 2013	12/06/04	2,421,563	2,414,530
Qtel International Finance Ltd., 3.875%, 2028	1/23/13	202,610	203,258
Republic of Paraguay, 4.625%, 2023	1/17/13	212,000	209,880
Rosneft, 3.149%, 2017	11/29/12	568,000	568,710
SIBUR Securities Ltd., 3.914%, 2018	1/24/13-1/29/13	2,037,850	2,024,162
Sabine Pass Liquefaction, 5.625%, 2021	1/29/13	260,000	260,975
System Energy Resources, Inc., 5.129%, 2014	4/16/04	408,271	413,129
Tenet Healthcare Corp., 4.5%, 2021	1/22/13	410,000	403,338
Turkiye Halk Bankasi A.S, 3.875%, 2020	1/29/13	260,110	258,411
Unifrax I LLC, 7.5%, 2019	1/31/13	160,000	160,000
Yapi Ve Kredi Bankasi, 5.5%, 2022	11/29/12	540,000	537,300
Total Restricted Securities			$30,231,141
% of Net assets			5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thailand Baht

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 1/31/13

Forward Foreign Currency Exchange Contracts at 1/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp.	613,493	4/15/13	$638,477	$636,413	$2,064
SELL	CAD	Merrill Lynch International Bank	1,068,534	4/15/13	1,080,330	1,069,616	10,714
BUY	EUR	Barclays Bank PLC	1,125,000	4/15/13	1,526,815	1,528,106	1,291
BUY	EUR	Citibank N.A.	1,142,000	4/15/13	1,526,967	1,551,197	24,230
BUY	EUR	Deutsche Bank AG	4,558,116	4/15/13	6,026,768	6,191,362	164,594
BUY	EUR	JPMorgan Chase Bank N.A.	2,378,261	4/15/13	3,110,901	3,230,431	119,530
SELL	GBP	Barclays Bank PLC	1,252,267	4/15/13	2,013,921	1,985,348	28,573
SELL	GBP	Deutsche Bank AG	2,199,267	4/15/13	3,527,273	3,486,725	40,548
SELL	JPY	Credit Suisse Group	656,633,933	4/15/13	7,437,360	7,184,146	253,214
SELL	JPY	Goldman Sachs International	134,873,000	4/15/13	1,501,442	1,475,628	25,814
SELL	JPY	Merrill Lynch International Bank	388,577,933	4/15/13	4,429,551	4,251,380	178,171
BUY	MXN	Citibank N.A.	19,474,000	3/08/13	1,521,279	1,526,753	5,474
SELL	MYR	JPMorgan Chase Bank N.A.	4,623,000	2/05/13	1,500,484	1,487,930	12,554
BUY	NOK	Deutsche Bank AG	1,257,983	4/15/13	226,827	229,625	2,798
BUY	NZD	Westpac Banking Corp.	307,298	4/15/13	256,547	256,692	145
BUY	RUB	JPMorgan Chase Bank N.A.	46,087,000	2/11/13	1,510,554	1,533,877	23,323
BUY	THB	JPMorgan Chase Bank N.A.	46,067,000	4/17/13	1,516,110	1,537,617	21,507

							$914,544

Liability Derivatives
SELL	CHF	Citibank N.A.	1,380,864	4/15/13	$1,517,000	$1,518,530	$(1,530)
SELL	CHF	Deutsche Bank AG	1,412,000	4/15/13	1,514,667	1,552,769	(38,102)
BUY	CNY	Deutsche Bank AG	9,478,000	1/15/14	1,510,559	1,501,565	(8,994)
SELL	DKK	Deutsche Bank AG	1,518,946	4/15/13	267,093	276,622	(9,529)
SELL	EUR	UBS AG	18,005,510	3/18/13	23,563,954	24,453,727	(889,773)
BUY	MXN	UBS AG	35,000	2/14/13	2,763	2,750	(13)
BUY	MYR	JPMorgan Chase Bank N.A.	4,623,000	2/05/13	1,508,074	1,487,930	(20,144)
SELL	NOK	Deutsche Bank AG	1,256,693	4/15/13	223,725	229,390	(5,665)
SELL	NZD	Westpac Banking Corp.	310,318	4/15/13	257,530	259,215	(1,685)
SELL	SEK	Deutsche Bank AG	4,975,082	4/15/13	762,360	781,339	(18,979)

							$(994,414)

Futures Contracts Outstanding at 1/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	477	$62,621,156	March - 2013	$1,044,706
U.S. Treasury Bond 30 yr (Short)	USD	8	1,147,750	March - 2013	48,659

					$1,093,365

At January 31, 2013, the fund had liquid securities with an aggregate value of $608,978 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,576,005	$468,465	$39,748	$2,084,218
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	14,128,568	—	14,128,568
Non-U.S. Sovereign Debt	—	146,141,337	—	146,141,337
Municipal Bonds	—	662,247	—	662,247
U.S. Corporate Bonds	—	368,960,895	—	368,960,895
Residential Mortgage-Backed Securities	—	24,011,936	—	24,011,936
Commercial Mortgage-Backed Securities	—	19,188,968	—	19,188,968
Asset-Backed Securities (including CDOs)	—	4,495,759	—	4,495,759
Foreign Bonds	—	107,531,428	—	107,531,428
Floating Rate Loans	—	643,393	—	643,393
Mutual Funds	30,044,611	—	—	30,044,611
Total Investments	$31,620,616	$686,232,996	$39,748	$717,893,360

Other Financial Instruments
Futures Contracts	$1,093,365	$—	$—	$1,093,365
Forward Foreign Currency Exchange Contracts	—	(79,870)	—	(79,870)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/12	$44,267
Change in unrealized appreciation (depreciation)	(4,519)
Balance as of 1/31/13	$39,748

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at January 31, 2013 is $(4,519).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$671,375,087
Gross unrealized appreciation	54,821,278
Gross unrealized depreciation	(8,303,005)
Net unrealized appreciation (depreciation)	$46,518,273

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	38,135,567	30,822,393	(38,913,349)	30,044,611

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,747	$30,044,611

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2013, are as follows:

United States	57.2%
Mexico	3.7%
Russia	3.3%
United Kingdom	3.3%
Indonesia	2.4%
Brazil	2.2%
Canada	1.8%
Luxembourg	1.6%
Peru	1.4%
Other Countries	23.1%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 18, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2013

*	Print name and title of each signing officer under his or her signature.